THE VALIANT FUND
                                  (the "Trust")

                    Supplement dated September 1, 1998 to the
                       Prospectus Dated December 19, 1997

Certain of the existing service arrangements with respect to the Trust will change as described below:

Change in Administrator

Effective September 1, 1998, BISYS Fund Services Ohio, Inc. ("BISYS"), with principal offices located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator and fund accounting agent to the Trust pursuant to the terms of an Administration Agreement and Fund Accounting Agreement.

Change in Transfer and Dividend Disbursing Agent

Effective September 1, 1998, BISYS Fund Services Ohio, Inc., with principal offices located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer and dividend disbursing agent to the Trust pursuant to the terms of a Transfer Agency Agreement.

Change in Custodian

Effective September 1, 1998, The Bank of New York will be the Trust's Custodian.

Change in Redemption Information

a. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to The Valiant Fund, 1800 Second Street, Suite 757, Sarasota, FL 34236.

b.     Shares also may be redeemed by mail by submitting an order  addressed to:
       The Valiant Fund, 1800 Second Street, Suite 757, Sarasota, FL 34236.

Change in Trust's Address

The Trust's address has been changed to 1800 Second Street, Suite 757, Sarasota, FL 34236.

                           ----------------------------------


The above revisions are effective immediately. Except as indicated in the Supplement, all procedures described in the Trust's Prospectus remain in effect and unchanged.

                                THE VALIANT FUND
                                  (the "Trust")

                    Supplement dated September 1, 1998 to the
           Statement of Additional Information dated December 19, 1997

Certain of the existing service arrangements with respect to the Trust will change as described below:

Change in Administrator

Effective September 1, 1998, BISYS Fund Services Ohio, Inc. ("BISYS"), with principal offices located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator and fund accounting agent to the Trust pursuant to the terms of an Administration Agreement and Fund Accounting Agreement.

Change in Transfer and Dividend Disbursing Agent

Effective September 1, 1998, BISYS Fund Services Ohio, Inc., with principal offices located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer and dividend disbursing agent to the Trust pursuant to the terms of a Transfer Agency Agreement.

Change in Custodian

Effective September 1, 1998, The Bank of New York will be the Trust's Custodian.

Change in Redemption Information

a. Shareholders may change the bank account designated to receive an amount redeemed at any time by sending a letter of instruction with a signature guarantee to The Valiant Fund, 1800 Second Street, Suite 757, Sarasota, FL 34236.

b.     Shares also may be redeemed by mail by submitting an order  addressed to:
       The Valiant Fund, 1800 Second Street, Suite 757, Sarasota, FL 34236.

Change in Trust's Address

The Trust's address has been changed to 1800 Second Street, Suite 757, Sarasota, FL 34236.


                           ----------------------------------


The above revisions are effective immediately. Except as indicated in the Supplement, all procedures described in the Trust's Statement of Additional Information remain in effect and unchanged.